Asset Retirement Obligations (Tables)	8 Months Ended	12 Months Ended
	Sep. 14, 2021	Dec. 31, 2021
Asset Retirement Obligations (Tables) [Line Items]
Schedule of asset retirement obligations, liabilities
(in thousands)	2021	2020
Balance at beginning of period	$306	$—
Liabilities acquired(1)	3,580	—
Liabilities incurred	706	306
Accretion expense	85	—
Balance at end of period	$4,677	$306

(1)      Liabilities acquired relate to asset retirement obligations assumed in the Aria Merger. See “Note 4 — Business Combinations and Reverse Recapitalization.”

Aria Energy LLC [Member]
Asset Retirement Obligations (Tables) [Line Items]
Sehedule of presents the activity for the AROs
(in thousands)	January 1 to September 14, 2021	Year Ended December 31, 2020
Balance at beginning of period	$3,408	$6,536
Accretion expense	172	456
Revision to estimated cash flows	—	—
Transfer to liabilities classified as held for sale	—	(3,584)
Settlement of asset retirement obligation	—	—
Balance at end of period	$3,580	$3,408